TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Current taxes (benefit)	$ 612	$ 408	$ (2)
Deferred taxes (benefit)	(562)	(288)	(926)
Taxes in respect of prior years			2
Actual tax expense (benefit)	$ 50	$ 120	$ (926)